Goodwill - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 398.3	£ 363.5
Cost And Carrying Amount [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	398.3	£ 363.5	£ 184.3
Firefly BioWorks Multiplex And Assay Technology [Member] | Cost And Carrying Amount [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 1.6

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.